UNITED
                    RETIREMENT
                    SHARES,
                    INC.

                    SEMIANNUAL
                    REPORT
                    ------------------------------------------
                    For the six months ended December 31, 1997

This report is submitted for the general information of the shareholders of United Retirement Shares, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Retirement Shares, Inc. current prospectus.

PRESIDENT'S LETTER
DECEMBER 31, 1997



Dear Shareholder:

As Waddell & Reed celebrates its 60th anniversary in the financial services industry, I would like to thank you for your continued confidence in our products and services. Since we opened our doors in 1937, our goal has been and continues to be to provide the best service possible to our shareholders. This commitment is reflected in every area of our organization: starting with your financial advisor and continuing with our investment management and customer service people of our affiliated companies.

Your confidence in the success of the products and services offered by Waddell & Reed and its affiliates is reflected in the growth the Funds have experienced over our 60 years. Total mutual fund assets under management reached the $1 billion mark in 1961, and over the $5 billion mark in 1985. As of December 31, 1997, mutual fund assets under management totaled more than $20.8 billion.

We look forward to helping you meet the financial goals that are important to you, now and for many years to come. Should you have any questions about your account or other financial issues that are important to you, contact your financial advisor or your local Waddell & Reed office. They're ready to help you make the most of your financial future.

Respectfully,
Keith A. Tucker
President

SHAREHOLDER SUMMARY
-------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------
UNITED RETIREMENT SHARES, INC.

PORTFOLIO STRATEGY:
Common stocks believed to  OBJECTIVE:   Highest long-term total
have the potential for:                 return as is, in the
  Long-term appreciation                opinion of management,
  Stability                             consistent with the
  Income                                reasonable safety of capital.

Maximum 10% foreign         STRATEGY:   Invests in equity and
securities                              debt securities in such
                                        proportions that
                                        management believes are
Debt securities                         most likely to
                                        achieve the Fund's
                                        objective.
Cash reserves
                                        The use of cash reserves
                                        (often invested in money market
                                        securities) for defensive purposes is a
                                        strategy that may be utilized by
                                        Retirement Shares from time to time.
                                        For more information about the Fund's
                                        cash reserves flexibility, please
                                        consult the Prospectus.

                             FOUNDED:   1972

        SCHEDULED DIVIDEND FREQUENCY:   QUARTERLY (March, June, September,
                                        December)

PERFORMANCE SUMMARY -- Class A Shares

                 PER SHARE DATA
For the Six Months Ended December 31, 1997
------------------------------------------

DIVIDENDS PAID                $0.14
                              =====

CAPITAL GAINS DISTRIBUTION    $0.84
                              =====

NET ASSET VALUE ON
  12/31/97 $8.74 adjusted to: $9.58 (A)
   6/30/97                     9.14
                              -----
CHANGE PER SHARE              $0.44
                              =====

(A)This number includes the capital gains distribution of $0.84 paid in December 1997 added to the actual net asset value on December 31, 1997.

Past performance is not necessarily an indication of future results.


TOTAL RETURN HISTORY

                                  Average Annual Total Return
                                  ---------------------------
                                      With         Without
Period                            Sales Load*    Sales Load**
------                            -----------    ------------
1-year period ended 12-31-97          11.36%         18.15%
5-year period ended 12-31-97          11.28%         12.60%
10-year period ended 12-31-97         13.24%         13.91%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On December 31, 1997, United Retirement Shares, Inc. had net assets totaling $769,002,931 invested in a diversified portfolio of:

   59.81% Common Stocks
   22.94% U.S. Government Securities
   14.25% Cash and Cash Equivalents
    2.57% Corporate Bonds
    0.43% Other Government Security



As a shareholder of United Retirement Shares, Inc. for every $100 you had invested on December 31, 1997, your Fund owned:

 $28.78  Manufacturing Stocks
  22.94  United States Government Securities
  14.25  Cash and Cash Equivalents
  10.69  Transportation, Communication, Electric
           and Sanitary Services Stocks
   8.05  Finance, Insurance and Real Estate Stocks
   5.50  Wholesale and Retail Trade Stocks
   2.88  Miscellaneous Investing Institutions Stocks
   2.57  Corporate Bonds
   2.03  Mining Stocks
   1.88  Miscellaneous Stocks
   0.43  Other Government Security

Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
UNITED RETIREMENT SHARES, INC.
DECEMBER 31, 1997

                                              Shares        Value

COMMON STOCKS
Agricultural Production -- Crops - 0.48%
 Dole Food Company, Inc.  ................    80,000 $  3,660,000

Apparel and Accessory Stores - 0.74%
 Kohl's Corporation*  ....................    83,000    5,654,375

Chemicals and Allied Products - 8.23%
 A. Schulman, Inc.  ......................   200,000    5,050,000
 Abbott Laboratories  ....................   100,000    6,556,200
 American Home Products Corporation  .....    70,000    5,355,000
 Avon Products, Inc.  ....................    65,000    3,989,375
 Dow Chemical Company (The)  .............    40,000    4,060,000
 du Pont (E.I.) de Nemours and Company  ..   180,000   10,811,160
 Hoechst AG (A) ..........................   190,000    6,654,806
 International Flavors & Fragrances Inc.      70,000    3,605,000
 Monsanto Company  .......................   150,000    6,300,000
 Pfizer Inc.  ............................   146,000   10,886,052
   Total .................................             63,267,593

Communication - 5.25%
 AT&T Corporation  .......................   275,000   16,843,750
 Carso Global Telecom & Media (A)  .......   500,000    2,032,722
 SBC Communications Inc.  ................   195,000   14,283,750
 Telebras S.A., ADR  .....................    62,000    7,219,094
   Total .................................             40,379,316

Depository Institutions - 3.25%
 BankAmerica Corporation*  ...............   200,000   14,600,000
 Wells Fargo & Company  ..................    30,710   10,424,110
   Total .................................             25,024,110

Electric, Gas and Sanitary Services - 2.90%
 Baltimore Gas and Electric Company  .....   120,000    4,080,000
 Houston Industries Incorporated  ........   260,000    6,938,620
 PECO Energy Company  ....................   200,000    4,850,000
 Unicom Corporation  .....................   210,000    6,457,500
   Total .................................             22,326,120



                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF
UNITED RETIREMENT SHARES, INC.
DECEMBER 31, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Electronic and Other Electric Equipment - 2.92%
 Emerson Electric Co.  ...................   200,000 $ 11,287,400
 Intel Corporation  ......................    50,000    3,510,900
 U. S. Industries, Inc.  .................   255,000    7,681,875
   Total .................................             22,480,175

Fabricated Metal Products - 0.72%
 Mark IV Industries, Inc.  ...............   254,677    5,571,059

Food and Kindred Products - 3.66%
 CPC International Inc.  .................    48,300    5,216,400
 General Mills, Inc.  ....................   110,000    7,878,750
 Heinz (H. J.) Company  ..................   150,000    7,621,800
 Ralston Purina Co.  .....................    80,000    7,434,960
   Total .................................             28,151,910

Forestry - 0.54%
 Weyerhaeuser Company  ...................    84,000    4,121,208

Furniture and Fixtures - 0.58%
 Lear Corporation*  ......................    93,900    4,460,250

General Merchandise Stores - 2.38%
 Cifra, S.A. de C.V., Series C (A)  ......   550,000    1,233,887
 Cifra, S.A. de C.V., Series V (A)  ......    43,357      106,512
 Penney (J.C.) Company, Inc.  ............   150,000    9,046,800
 Wal-Mart Stores, Inc.  ..................   200,000    7,887,400
   Total .................................             18,274,599

Health Services - 0.86%
 Tenet Healthcare Corporation*  ..........   200,000    6,625,000

Holding and Other Investment Offices - 2.88%
 Berkshire Hathaway Inc., Class B*  ......     3,000    4,617,000
 Grupo Carso, S.A. de C.V.,
   Series 1A (A) .........................   500,000    3,340,357
 LTC Properties, Inc.  ...................   300,000    6,225,000
 National Health Investors, Inc.  ........   190,500    7,977,187
   Total .................................             22,159,544

Industrial Machinery and Equipment - 1.49%
 Applied Materials, Inc.*  ...............    50,000    1,504,650
 Deere & Company  ........................    75,000    4,373,400
 Parker Hannifin Corporation  ............   122,500    5,619,688
   Total .................................             11,497,738

Instruments and Related Products - 0.48%
 St. Jude Medical, Inc.*  ................   120,000    3,660,000


                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF
UNITED RETIREMENT SHARES, INC.
DECEMBER 31, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Insurance Carriers - 3.49%
 Chubb Corporation (The)  ................   200,000 $ 15,125,000
 Hartford Financial Services Group
   Inc. (The) ............................   125,000   11,695,250
   Total .................................             26,820,250

Metal Mining - 0.43%
 Homestake Mining Company  ...............   370,000    3,283,750

Miscellaneous Retail - 1.16%
 Costco Companies, Inc.*  ................   200,000    8,918,600

Nondepository Institutions - 1.31%
 Freddie Mac  ............................   240,000   10,064,880

Oil and Gas Extraction - 1.60%
 Anadarko Petroleum Corporation  .........    25,700    1,559,656
 Noble Affiliates, Inc.  .................   100,000    3,525,000
 Schlumberger Limited  ...................    90,000    7,245,000
   Total .................................             12,329,656

Petroleum and Coal Products - 3.62%
 Exxon Corporation  ......................   200,000   12,237,400
 Royal Dutch Petroleum Company  ..........   180,000    9,753,660
 Tosco Corporation  ......................   154,500    5,841,954
   Total .................................             27,833,014

Primary Metal Industries - 0.63%
 British Steel plc, ADR  .................   225,000    4,823,325

Printing and Publishing - 4.47%
 Gannett Co., Inc.  ......................   150,000    9,271,800
 McGraw-Hill Companies, Inc. (The)  ......   100,000    7,400,000
 Meredith Corporation  ...................   200,000    7,137,400
 New York Times Company (The), Class A  ..    85,000    5,620,625
 Viacom Inc., Class B*  ..................   120,000    4,972,440
   Total .................................             34,402,265

Railroad Transportation - 1.48%
 Burlington Northern Santa Fe Corporation     65,000    6,040,905
 Union Pacific Corporation  ..............    85,000    5,307,145
   Total .................................             11,348,050

Transportation Equipment - 1.98%
 Chrysler Corporation  ...................   165,000    5,805,855
 Sundstrand Corporation  .................    50,000    2,518,750
 TRW Inc.  ...............................   130,000    6,938,750
   Total .................................             15,263,355

                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF
UNITED RETIREMENT SHARES, INC.
DECEMBER 31, 1997


                                              Shares        Value

COMMON STOCKS (Continued)
Transportation Services - 1.06%
 Dial Corporation (The)  .................   390,000 $  8,128,770

Wholesale Trade -- Durable Goods - 1.22%
 Motorola, Inc.  .........................   165,000    9,415,230

TOTAL COMMON STOCKS - 59.81%                         $459,944,142
 (Cost: $354,336,960)
                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Building Materials and Garden Supplies - 0.27%
 Home Depot, Inc. (The), Convertible,
   3.25%, 10-1-2001 ......................  $  1,600    2,102,000

Communication - 0.49%
 Bell Telephone Company of Pennsylvania (The),
   8.35%, 12-15-2030 .....................     3,000    3,737,130

Electric, Gas and Sanitary Services - 0.13%
 California Infrastructure and Economic Development
   Bank Special Trust PG&E-1,
   6.42%, 9-25-2008 ......................     1,000    1,010,160

Electronic and Other Electric Equipment - 0.60%
 Cooper Industries, Inc.,
   6.0%, 1-1-99 (Exchangeable) ...........     3,416    4,617,250

Nondepository Institutions - 0.45%
 General Electric Capital Corporation,
   8.3%, 9-20-2009 .......................     3,000    3,468,540

Oil and Gas Extraction - 0.32%
 Enron Corp.,
   6.25%, 12-13-98 (Exchangeable) ........     2,588    2,454,375

United States Postal Service - 0.31%
 Postal Square Limited Partnership,
   8.95%, 6-15-2022 ......................     1,904    2,347,051

TOTAL CORPORATE DEBT SECURITIES - 2.57%              $ 19,736,506
 (Cost: $16,498,206)



                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF
UNITED RETIREMENT SHARES, INC.
DECEMBER 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

OTHER GOVERNMENT SECURITY - 0.43%
Supranational
 International Bank for Reconstruction and
   Development,
   9.25%, 7-15-2017 ......................   $ 2,500 $  3,319,775
 (Cost: $2,498,245)

UNITED STATES GOVERNMENT SECURITIES
 National Archives Facility Trust,
   8.5%, 9-1-2019 ........................     4,269    5,153,848
 United States Treasury:
   5.125%, 2-28-98 .......................    15,000   14,988,300
   9.25%, 8-15-98 ........................     5,000    5,108,600
   4.75%, 10-31-98 .......................    10,000    9,928,100
   5.5%, 2-28-99 .........................    15,000   14,976,600
   7.125%, 9-30-99 .......................    20,000   20,475,000
   7.75%, 12-31-99 .......................    10,000   10,389,100
   5.75%, 10-31-2000 .....................    10,000   10,012,500
   7.25%, 5-15-2004 ......................     5,000    5,396,100
   7.875%, 11-15-2004 ....................    10,000   11,179,700
   7.5%, 2-15-2005 .......................    37,000   40,665,220
   9.375%, 2-15-2006 .....................     8,500   10,451,005
   10.375%, 11-15-2012 ...................     4,000    5,315,000
   9.25%, 2-15-2016 ......................     5,000    6,784,350
   0.0%, 2-15-2019 .......................    20,000    5,610,600

TOTAL UNITED STATES GOVERNMENT SECURITIES - 22.94%   $176,434,023
 (Cost: $169,554,972)

SHORT-TERM SECURITIES
Chemicals and Allied Products - 0.93%
 Abbott Laboratories,
   5.77%, 1-14-98 ........................     7,195    7,180,009

Communication - 1.49%
 BellSouth Telecommunications Inc.,
   5.92%, 1-13-98 ........................     1,585    1,581,872
 Dominion Resources Inc.,
   5.9%, 1-12-98 .........................     9,865    9,847,216
   Total .................................             11,429,088

                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF
UNITED RETIREMENT SHARES, INC.
DECEMBER 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Electric, Gas and Sanitary Services - 0.74%
 Western Resources Inc.,
   6.07%, 1-9-98 .........................   $ 5,730 $  5,722,271

Electronic and Other Electric Equipment - 0.24%
 Cooper Industries, Inc.,
   6.0%, 1-23-98 .........................     1,865    1,858,162

Fabricated Metal Products - 0.19%
 Danaher Corporation,
   5.7227%, Master Note ..................     1,454    1,454,000

Food and Kindred Products - 1.72%
 General Mills, Inc.,
   5.5777%, Master Note ..................       910      910,000
 Hercules Inc.,
   6.09%, 1-16-98 ........................    12,345   12,313,675
   Total .................................             13,223,675

Industrial Machinery and Equipment - 1.54%
 Hewlett-Packard Company,
   5.68%, 1-5-98 .........................    11,815   11,807,543

Instruments and Related Products - 1.48%
 Baxter International Inc.,
   6.07%, 1-14-98 ........................    11,425   11,399,957

Insurance Agents, Brokers and Service - 0.96%
 Aon Corp.,
   5.9%, 1-30-98 .........................     7,435    7,399,663

Nondepository Institutions - 3.43%
 Caterpillar Financial Services Corp.,
   5.85%, 1-23-98 ........................     4,135    4,120,217
 General Motors Acceptance Corporation,
   5.85%, 1-12-98 ........................    22,330   22,290,085
   Total .................................             26,410,302

                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF
UNITED RETIREMENT SHARES, INC.
DECEMBER 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Security and Commodity Brokers - 0.36%
 Merrill Lynch & Co. Inc.,
   5.81%, 1-16-98 ........................   $ 2,815 $  2,808,185

Textile Mill Products - 0.10%
 Sara Lee Corporation,
   5.5727%, Master Note ..................       764      764,000

Tobacco Products - 0.43%
 B.A.T. Capital Corp.,
   6.08%, 1-20-98 ........................     3,280    3,269,475

Transportation Equipment - 0.35%
 Dana Credit Corp.,
   6.08%, 2-5-98 .........................     2,650    2,634,336

TOTAL SHORT-TERM SECURITIES - 13.96%                 $107,360,666
 (Cost: $107,360,666)

TOTAL INVESTMENT SECURITIES - 99.71%                 $766,795,112
 (Cost: $650,249,049)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.29%       2,207,819

NET ASSETS - 100.00%                                 $769,002,931



Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside the United States.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED RETIREMENT SHARES, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

Assets
 Investment securities - at value
   (Notes 1 and 3) ................................. $766,795,112
 Cash   ............................................        2,367
 Receivables:
   Dividends and interest ..........................    4,490,256
   Investment securities sold ......................    2,257,471
   Fund shares sold ................................      928,062
 Prepaid insurance premium .........................       13,226
                                                     ------------
    Total assets  ..................................  774,486,494
                                                     ------------
Liabilities
 Payable to Fund shareholders  .....................    3,480,084
 Payable for investment securities purchased  ......    1,521,055
 Accrued service fee (Note 2)  .....................      345,265
 Accrued transfer agency and
   dividend disbursing (Note 2) ....................       89,939
 Accrued management fee (Note 2)  ..................       11,505
 Accrued accounting services fee (Note 2)  .........        7,083
 Other  ............................................       28,632
                                                     ------------
    Total liabilities  .............................    5,483,563
                                                     ------------
      Total net assets ............................. $769,002,931
                                                     ============

Net Assets
 $1.00 par value capital stock
   Capital stock ................................... $ 88,033,913
   Additional paid-in capital.......................  545,934,319
 Accumulated undistributed income:
   Accumulated undistributed net investment income . 843,158 Accumulated undistributed net realized
    gain on investment transactions  ...............   17,645,771
   Net unrealized appreciation in value of
    investments  ...................................  116,545,770
                                                     ------------
    Net assets applicable to outstanding
      units of capital ............................. $769,002,931
                                                     ============
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ..........................................        $8.74
 Class Y  ..........................................        $8.74
Capital shares outstanding
 Class A  ..........................................   87,675,450
 Class Y  ..........................................      358,463
Capital shares authorized ..........................  300,000,000

                       See notes to financial statements.

UNITED RETIREMENT SHARES, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended DECEMBER 31, 1997

Investment Income
 Income (Note 1B):
   Interest and amortization .......................  $ 9,068,260
   Dividends .......................................    4,455,390
                                                     ------------
    Total income  ..................................   13,523,650
                                                     ------------
 Expenses (Note 2):
   Investment management fee .......................    2,058,200
   Service fee - Class A............................      700,118
   Transfer agency and dividend disbursing - Class A      515,460
   Accounting services fee .........................       37,500
   Custodian fees ..................................       28,034
   Legal fees ......................................        9,130
   Audit fees ......................................        8,270
   Shareholder servicing - Class Y .................        3,405
   Other ...........................................      137,480
                                                     ------------
    Total expenses  ................................    3,497,597
                                                     ------------
      Net investment income ........................   10,026,053
                                                     ------------
Realized and Unrealized Gain (Loss) on
 Investments (Notes 1 and 3)
 Realized net gain on securities  ..................   51,551,802
 Realized net loss on foreign
   currency transactions ...........................       (2,353)
                                                     ------------
   Realized net gain on investments ................   51,549,449
 Unrealized depreciation in value of investments
   during the period ...............................  (14,901,916)
                                                     ------------
    Net gain on investments  .......................   36,647,533
                                                     ------------
      Net increase in net assets resulting
       from operations  ............................  $46,673,586
                                                     ============


                       See notes to financial statements.

UNITED RETIREMENT SHARES, INC.
STATEMENT OF CHANGES IN NET ASSETS         For the      For the
                                         six months   fiscal year
                                            ended        ended
                                        December 31,   June 30,
                                            1997         1997
Increase in Net Assets                  ------------  -----------
 Operations:
   Net investment income ...............$ 10,026,053 $ 20,202,223
   Realized net gain on investments ....  51,549,449   49,201,023
   Unrealized appreciation
    (depreciation)  .................... (14,901,916)  32,715,332
                                        ------------ ------------
    Net increase in net assets
      resulting from operations ........  46,673,586  102,118,578
                                        ------------ ------------
 Distributions to shareholders from (Note 1D):*
   Net investment income
    Class A  ........................... (11,058,033) (19,808,042)
    Class Y  ...........................     (48,974)     (80,743)
   Realized gains on securities
    transactions
    Class A  ........................... (66,642,687) (46,608,511)
    Class Y  ...........................    (270,928)   (173,810)
                                        ------------ ------------
                                         (78,020,622) (66,671,106)
 Capital share transactions:            ------------ ------------
   Proceeds from sale of shares:
    Class A (4,405,969 and 8,619,974
      shares, respectively) ............  41,064,538   75,017,265
    Class Y (43,608 and 171,527
      shares, respectively) ............     412,032    1,493,308
   Proceeds from reinvestment of dividends
    and/or capital gains distribution:
    Class A (8,936,359 and
      7,914,002 shares, respectively) ..  77,458,769   66,243,096
    Class Y (36,887 and 30,364
      shares, respectively) ............     319,907      254,553
   Payments for shares redeemed:
    Class A (3,968,546 and 7,839,899
      shares, respectively) ............ (36,893,076) (68,274,890)
    Class Y (55,147 and 80,360
      shares, respectively) ............    (518,582)   (708,872)
                                        ------------ ------------
    Net increase in net assets
      resulting from capital
      share transactions ...............  81,843,588   74,024,460
                                        ------------ ------------
      Total increase ...................  50,496,552  109,471,932
Net Assets
 Beginning of period  .................. 718,506,379  609,034,447
                                        ------------ ------------
 End of period, including undistributed
   net investment income of $843,158
   and $1,926,465, respectively ........$769,002,931 $718,506,379
                                        ============ ============
                 *See "Financial Highlights" on pages 16 - 17.
                       See notes to financial statements.

UNITED RETIREMENT SHARES, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
                    For the
                        six
                     months    For the fiscal year ended June 30,
                      ended    ----------------------------------
                   12/31/97    1997   1996    1995   1994    1993
                   --------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........  $9.14   $8.72  $8.26   $7.64  $7.70   $7.20
                      -----   -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income ..........   0.13     .27    .26     .24    .18     .22
 Net realized and
   unrealized gain
   on investments ..   0.45    1.08    .94     .86    .22     .73
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......   0.58    1.35   1.20    1.10    .40     .95
                      -----   -----  -----   -----  -----   -----
Less distributions:
 From net
   investment
   income ..........  (0.14)  (0.27) (0.27)  (0.22) (0.18)  (0.23)
 From capital
   gains ...........  (0.84)  (0.66) (0.47)  (0.26) (0.28)  (0.22)
                      -----   -----  -----   -----  -----   -----
Total distributions.  (0.98)  (0.93) (0.74)  (0.48) (0.46)  (0.45)
                      -----   -----  -----   -----  -----   -----
Net asset value,
 end of period  ....  $8.74   $9.14  $8.72   $8.26  $7.64   $7.70
                      =====   =====  =====   =====  =====   =====
Total return* ......   6.50%  16.70% 14.93%  15.07%  5.03%  13.45%
Net assets, end of
 period (000 omitted)$765,872$715,462$607,188$528,062$452,836$379,933
Ratio of expenses to
 average net assets    0.93%** 0.92%  0.89%   0.89%  0.87%   0.80%
Ratio of net
 investment income
 to average net
 assets  ...........   2.66%** 3.12%  3.01%   3.04%  2.32%   2.98%
Portfolio turnover
 rate  .............  26.49%  39.55% 42.05%  48.62% 27.10%  30.62%
Average commission
 rate paid  ........  $0.0641 $0.0580

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.
                            See notes to financial statements.

UNITED RETIREMENT SHARES, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                    For the        For the        For the
                        six         fiscal         period
                     months           year        from 2/27/96*
                      ended          ended        through
                   12/31/97        6/30/97        6/30/96
                   --------        --------       --------
Net asset value,
 beginning of period  $9.14          $8.72          $8.68
                      -----          -----          -----
Income from investment
 operations:
 Net investment
   income ..........   0.14            .29            .10
 Net realized and
   unrealized gain
   on investments ..   0.45           1.07            .06
                      -----          -----          -----
Total from investment
 operations ........   0.59           1.36            .16
                      -----          -----          -----
Less distributions:
 From net investment
   income...........  (0.15)       (.28)          (.12)
 From capital gains   (0.84)       (.66)          (.00)
                      -----          -----          -----
Total distributions.  (0.99)       (.94)          (.12)
                      -----          -----          -----
Net asset value,
 end of period  ....  $8.74          $9.14          $8.72
                      =====          =====          =====
Total return .......   6.58%         16.87%          1.91%
Net assets, end of
 period (000
 omitted)  ......... $3,131         $3,044         $1,846
Ratio of expenses
 to average net
 assets ............   0.79%**        0.78%          0.71%**
Ratio of net
 investment income
 to average net
 assets ............   2.79%**        3.28%          3.36%**
Portfolio
 turnover rate .....  26.49%         39.55%         42.05%**
Average commission
 rate paid  ........  $0.0641        $0.0580

 *Commencement of operations.
 **Annualized.
                       See notes to financial statements.

UNITED RETIREMENT SHARES, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997

NOTE 1 -- Significant Accounting Policies

     United Retirement Shares, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide the highest long-term total investment return as is, in the opinion of management, consistent with reasonable safety of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over
     the remaining lives of the bonds.   Dividend income is recorded on the ex-
     dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities and bullion, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .15% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $17.8 billion of combined net assets at December 31, 1997) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level          Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 10,000
           From $   25 to $   50          $ 20,000
           From $   50 to $  100          $ 30,000
           From $  100 to $  200          $ 40,000
           From $  200 to $  350          $ 50,000
           From $  350 to $  550          $ 60,000
           From $  550 to $  750          $ 70,000
           From $  750 to $1,000          $ 85,000
                $1,000 and Over           $100,000

     For Class A shares, the Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,606,021, out of which W&R paid sales commissions of $931,291 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $13,238, which are included in other expenses.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

     Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $167,441,396 while proceeds from maturities and sales aggregated $152,424,743. Purchases of short-term and U.S. Government securities aggregated $528,514,689 and $15,360,438, respectively. Proceeds from maturities and sales of short-term and U.S. Government securities aggregated $532,690,837 and $20,033,201, respectively.

     For Federal income tax purposes, cost of investments owned at December 31, 1997 was $650,249,049, resulting in net unrealized appreciation of $116,546,063 of which $130,710,767 related to appreciated securities and $14,164,704 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $49,101,122 during its fiscal year ended June 30, 1997, which has been distributed to Fund shareholders.

NOTE 5 -- Multiclass Operations

  On October 7, 1995, the Fund was authorized to offer investors a choice of two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Distribution and Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United Retirement Shares, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United Retirement Shares, Inc. (the "Fund") as of December 31, 1997, and the related statement of operations for the six-month period then ended and changes in net assets for the six-month period then ended and the year ended June 30, 1997, and the financial highlights for the six-month period then ended and for each of the years in the five-year period ended June 30, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of United Retirement Shares, Inc. as of December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Kansas City, Missouri
February 6, 1998

                          Shareholder Meeting Results

A special meeting of shareholders of United Retirement Shares, Inc. was held on July 24, 1997. The matters voted upon by the shareholders and the resulting votes for each matter are presented below.

Item 1.        To elect the Board of Directors;
                                                        Broker
                                     For    Withheld Non-Votes*
      Henry L. Bellmon        38,612,842     650,712         0
      Dodds I. Buchanan       38,665,768     597,786         0
      James M. Concannon      38,666,485     597,069         0
      John A. Dillingham      38,647,800     615,754         0
      Linda Graves            38,638,242     625,312         0
      John F. Hayes           38,606,261     657,293         0
      Glendon E. Johnson      38,602,142     661,412         0
      William T. Morgan       38,667,049     596,505         0
      Ronald K. Richey        38,636,611     626,943         0
      William L. Rogers       38,635,311     628,243         0
      Frank J. Ross, Jr.      38,667,302     596,252         0
      Eleanor B. Schwartz     38,636,717     626,837         0
      Keith A. Tucker         38,665,489     598,065         0
      Frederick Vogel III     38,666,956     596,598         0
      Paul S. Wise            38,615,541     648,013         0

Item 2. To ratify the selection of Deloitte & Touche LLP as the Fund's independent accountants for its current fiscal year;
                                            Broker
                 For   Against   Abstain Non-Votes*
          37,624,736   212,198 1,426,620         0

Item 3. To approve or disapprove changes to certain of its fundamental investment policies and restrictions:

       3.1  Elimination of Fundamental Restriction Regarding Restricted
            Securities
                                            Broker
                 For   Against   Abstain Non-Votes*
          35,907,672 1,018,654 2,304,831    32,397

       3.2 Modification of Fundamental Restriction Regarding Diversification of Assets
                                            Broker
                 For   Against   Abstain Non-Votes*
          35,847,305 1,075,995 2,307,857    32,397

       3.3 Modification and/or Elimination of Fundamental Restrictions Regarding Options, Commodities, Forward Contracts and/or Futures Contracts
                                            Broker
                 For   Against   Abstain Non-Votes*
          35,888,827 1,034,842 2,307,488    32,397

       3.4 Elimination of Fundamental Restriction Regarding Mortgaging or Pledging Securities
                                            Broker
                 For   Against   Abstain Non-Votes*
          35,888,528 1,035,141 2,307,488    32,397

       3.5 Modification of Fundamental Restriction Regarding Margin Purchases of Securities
                                            Broker
                 For   Against   Abstain Non-Votes*
          35,902,135 1,021,534 2,307,488    32,397

       3.6 Modification of Fundamental Restriction Regarding Short Sales of Securities
                                            Broker
                 For   Against   Abstain Non-Votes*
          35,918,666 1,005,003 2,307,488    32,397

       3.7 Elimination of Fundamental Restriction Regarding Investment in Warrants and Rights
                                            Broker
                 For   Against   Abstain Non-Votes*
          35,913,445 1,008,557 2,309,155    32,397

       3.8 Elimination of Fundamental Restriction Regarding Purchasing Call Options
                                            Broker
                 For   Against   Abstain Non-Votes*
          35,917,604 1,006,065 2,307,488    32,397

       3.9  Elimination of Fundamental Restriction Regarding Arbitrage
            Transactions
                                            Broker
                 For   Against   Abstain Non-Votes*
          35,910,632 1,013,037 2,307,488    32,397

       3.10 Elimination of Fundamental Restriction Regarding Investments in Issuers Whose Securities are Owned by Certain Persons
                                            Broker
                 For   Against   Abstain Non-Votes*
          35,909,626 1,014,043 2,307,488    32,397

       3.11 Modification of Fundamental Policy Regarding Loans
                                            Broker
                 For   Against   Abstain Non-Votes*
          35,922,215 1,001,454 2,307,488    32,397

Item 4. To amend the terms of the service plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.
                                            Broker
                 For   Against   Abstain Non-Votes*
          34,309,473 1,379,345 3,251,799    17,062

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona



OFFICERS
Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Cynthia P. Prince-Fox, Vice President
Carl E. Sturgeon, Vice President








To all IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from an IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

THE UNITED GROUP OF MUTUAL FUNDS


United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.











------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P. O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com


NUR1007SA(12-97)
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